Condensed Consolidated Interim Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Current Assets:
Cash and cash equivalents		$ 4,360		$ 10,670		$ 1,689
Restricted cash		262		273		85
Inventory, net		1,059
Restricted deposit						184
Account receivables		386		40		28
Other receivables and prepaid expenses		651		579		482
Total current assets		6,718		11,562		2,468
Long term deposit		28
Property and equipment, net		144		112		128
Right-of-use asset		659		776		911
Intangible asset		294
Goodwill		268
Investment in marketable securities		80		108		59
Total non-current assets		1,473		996		1,098
Total assets		8,191		12,558		3,566
Current liabilities:
Right of use liability		177		138		129
Bank overdraft and short-term loans		195
Trade payables		749		635		381
Other payables		390
Account payables		596		453		400
Derivatives		28		2		1
Total current liabilities		2,135		1,228		911
Long term loans		86
Deferred tax liabilities		68
Long term right of use liability		368		473		579
Total non-current liabilities		522		473		579
COMMITMENTS AND CONTINGENCIES
Total liabilities		2,657		1,701		1,490
Stockholders’ equity:
Common stock value		1	[1]	1	[1]	7	[2]
Additional paid-in capital		57,238	[1]	56,453	[1]	37,164
Accumulated other comprehensive loss		(584)		(406)		(424)
Accumulated deficit		(51,121)		(45,191)		(34,671)
Total stockholders’ equity		5,534		10,857		2,076
Total liabilities and stockholders’ equity		$ 8,191		12,558		$ 3,566
Previously Reported [Member]
Current Assets:
Cash and cash equivalents				10,670
Restricted cash				273
Restricted deposit
Account receivables				40
Other receivables and prepaid expenses				579
Total current assets				11,562
Property and equipment, net				112
Right-of-use asset				776
Investment in marketable securities				108
Total non-current assets				996
Total assets				12,558
Current liabilities:
Right of use liability				138
Trade payables				635
Account payables				453
Derivatives				2
Total current liabilities				1,228
Long term right of use liability				473
Total non-current liabilities				473
COMMITMENTS AND CONTINGENCIES
Total liabilities				1,701
Stockholders’ equity:
Common stock value	[2]			24
Additional paid-in capital				56,430
Accumulated other comprehensive loss				(406)
Accumulated deficit				(45,191)
Total stockholders’ equity				10,857
Total liabilities and stockholders’ equity				$ 12,558

[1]	Prior period results have been retroactively adjusted to reflect the 1-for-25 reverse stock split of the issued and outstanding shares of common stock that was made on December 8, 2022. See notes 9b.
[2]	Prior period results have been retroactively adjusted to reflect the 1:25 reverse stock split of the issued and outstanding shares of common stock that was made on December 8, 2022. See notes 16b.